Changes in Liabilities Arising from Financial Activities	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Changes in Liabilities Arising from Financial Activities
NOTE 24: CHANGES IN LIABILITIES ARISING FROM FINANCIAL ACTIVITIES
The change in bank loans balances is detailed as
follows:

BANK LOANS FINANCIAL LIABILITY ROLL FORWARD
(€‘000)	For the year ended
	2022	2021
Opening balance at January 1,	—	37
Payments	—	(37)

Closing balance at December 31,	—	—

The change in lease liability balances is detailed as follows:

LEASES FINANCIAL LIABILITY ROLL FORWARD
(€‘000)	For the year ended
	2022	2021
Opening balance at January 1,	2 632	3 602
New leases	170	129
Payments	(896)	(1 099)
Remeasurement	(1 651)	—

Closing balance at December 31,	255	2 632

New leases 2022 are mainly related to indexation on lease regarding properties. The remeasurement of the lease liabilities is mainly driven by the early termination of the leases on properties during the fourth quarter of 2022.
The change in recoverable cash advance liability balances is detailed
as
follows
:

RECOVERABLE CASH ADVANCE LIABILITY ROLL FORWARD
(€‘000)	For the year ended
	2022	2021
Opening balance at January 1,	6 213	4 590
Repayments	(230)	(280)
Proceeds - Liability component	485	1 575
Remeasurement	(1 447)	328
Closing balance at December 31,	5 021	6 213

The RCAs are initially recognized as a financial liability at fair value, calculated based on present value of future repayment of grants (using initial effective discount rates ranging between 0% and 7% for the fixed part and between 13% to 25% for the variable part, depending on RCAs listed in note 19), determined as per IFRS 9. The benefit (RCA grant component) consisting in the difference between the cash received (RCA proceeds) and the financial liability’s fair value (RCA liability component) is treated as a government grant in accordance with IAS
20
.

The RCAs liability component (RCA financial liability) is subsequently measured at amortized cost using the cumulative catch-up
approach under which the carrying amount of the liability is adjusted to the present value of the future estimated cash flows (future estimated cash flow are measured by the management using same key assumptions than for the impairment testing in note 7). The resulting adjustment is recognized within profit or loss (see note 3).
The change in the recoverable cash advances liability at the statement of financial position date mainly reflects both the new grants received in current year as well as the remeasurement of the liability at amortized cost, based on the Group’s updated business plan and related cash flow projections (see note 28). The year-end
balance also captures the repayments of contractual turnover independent lump sums to the Walloon Region (mainly relating to
C-Cathez
agreements).
As documented in the notes 1 and 7, Management had to conclude that the possibility of any cash flow, associated with CAR T-cell and NKG2D-based therapies are remote and thus the fair value of the sales dependent liability is estimated to be zero, resulting remeasurement gain of €
1.4
 million.